VIRTUS Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.6%
Communication Services—1.5%
Manchester United plc Class A	162,587	$ 2,158
Scholastic Corp.	54,047	1,662
		3,820

Consumer Discretionary—10.2%
Academy Sports & Outdoors, Inc.	127,471	5,377
Autoliv, Inc.	40,969	2,730
Carter’s, Inc.	48,747	3,194
Choice Hotels International, Inc.	21,526	2,357
Foot Locker, Inc.	99,510	3,098
InterContinental Hotels Group plc ADR	48,806	2,372
Signet Jewelers Ltd.	48,326	2,764
Steven Madden Ltd.	55,964	1,493
Tempur Sealy International, Inc.	80,180	1,936
		25,321

Consumer Staples—3.8%
Andersons, Inc. (The)	72,514	2,250
Edgewell Personal Care Co.	75,043	2,807
Energizer Holdings, Inc.	123,614	3,108
PriceSmart, Inc.	22,004	1,267
		9,432

Energy—4.7%
ChampionX Corp.	141,061	2,761
Ovintiv, Inc.	140,857	6,479
World Fuel Services Corp.	108,565	2,545
		11,785

Financials—24.9%
American Financial Group, Inc.	18,691	2,298
Ameris Bancorp	61,558	2,752
AMERISAFE, Inc.	21,473	1,003
Bank of Hawaii Corp.	41,060	3,125
Cathay General Bancorp	82,834	3,186
Comerica, Inc.	37,100	2,638
Cullen/Frost Bankers, Inc.	22,325	2,952
Evercore, Inc. Class A	12,500	1,028
First Citizens BancShares, Inc. Class A	9,403	7,498
First Hawaiian, Inc.	138,317	3,407
First Interstate BancSystem, Inc. Class A	120,152	4,848
FNB Corp.	245,022	2,842
Horace Mann Educators Corp.	74,326	2,623
Jefferies Financial Group, Inc.	44,548	1,314
Kemper Corp.	56,098	2,315
Reinsurance Group of America, Inc.	23,610	2,970
Seacoast Banking Corp. of Florida	86,998	2,630
	Shares	Value

Financials—continued
SEI Investments Co.	102,275	$ 5,017
SLM Corp.	363,415	5,084
Voya Financial, Inc.	42,457	2,569
		62,099

Health Care—3.0%
Bruker Corp.	34,858	1,849
LeMaitre Vascular, Inc.	21,130	1,071
Patterson Cos., Inc.	187,126	4,495
		7,415

Industrials—28.1%
A.O. Smith Corp.	62,396	3,031
AAON, Inc.	54,857	2,956
AGCO Corp.	59,520	5,724
Armstrong World Industries, Inc.	66,661	5,281
EMCOR Group, Inc.	65,825	7,601
EnerSys	29,391	1,710
Federal Signal Corp.	53,072	1,981
Helios Technologies, Inc.	35,016	1,772
Herc Holdings, Inc.	25,196	2,617
Interface, Inc.	210,104	1,889
KBR, Inc.	41,290	1,784
Lennox International, Inc.	37,002	8,239
Matthews International Corp. Class A	46,325	1,038
MillerKnoll, Inc.	89,063	1,389
Owens Corning	48,806	3,837
Science Applications International Corp.	29,263	2,588
SKF AB Sponsored ADR	287,876	3,832
Stantec, Inc.	122,512	5,370
Toro Co. (The)	53,569	4,633
Watts Water Technologies, Inc. Class A	21,924	2,756
		70,028

Information Technology—9.9%
Dolby Laboratories, Inc. Class A	78,503	5,114
Littelfuse, Inc.	16,575	3,293
MKS Instruments, Inc.	41,325	3,415
National Instruments Corp.	96,675	3,649
Power Integrations, Inc.	98,993	6,367
Progress Software Corp.	65,373	2,782
		24,620

Materials—5.0%
AptarGroup, Inc.	26,201	2,490
Ashland, Inc.	26,532	2,520
Avient Corp.	57,535	1,743
Minerals Technologies, Inc.	61,575	3,042
RPM International, Inc.	33,381	2,781
		12,576

Real Estate—4.8%
Colliers International Group, Inc.	49,202	4,510
FirstService Corp.	22,816	2,715
	Shares	Value

Real Estate—continued
Newmark Group, Inc. Class A	292,538	$ 2,358
Physicians Realty Trust	153,047	2,302
		11,885

Utilities—2.7%
Algonquin Power & Utilities Corp.	195,621	2,134
Atlantica Sustainable Infrastructure plc	87,692	2,306
Vistra Corp.	110,310	2,317
		6,757

Total Common Stocks (Identified Cost $247,388)		245,738

Total Long-Term Investments—98.6% (Identified Cost $247,388)		245,738

Short-Term Investment—1.4%
Money Market Mutual Fund—1.4%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 2.862%)(1)	3,495,586	3,496
Total Short-Term Investment (Identified Cost $3,496)		3,496

TOTAL INVESTMENTS—100.0% (Identified Cost $250,884)		$249,234
Other assets and liabilities, net—(0.0)%		(124)
NET ASSETS—100.0%		$249,110

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	89%
Canada	6
United Kingdom	2
Sweden	1
Bermuda	1
Cayman Islands	1
Total	100%
† % of total investments as of September 30, 2022.
See Notes to Schedule of Investments

VIRTUS Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$245,738	$245,738
Money Market Mutual Fund	3,496	3,496
Total Investments	$249,234	$249,234
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or  out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS Ceredex Small-Cap Value Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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